INVESTMENT IN NONCONSOLIDATED AFFILIATE (Details Narrative)													3 Months Ended			4 Months Ended	9 Months Ended		12 Months Ended
	Sep. 26, 2024	Apr. 02, 2024 USD ($)	Sep. 07, 2023 USD ($) shares	Sep. 07, 2023 CAD ($) $ / shares shares	Apr. 27, 2023 shares	Apr. 05, 2023 USD ($) shares	Mar. 31, 2023 USD ($)	Feb. 13, 2023 shares	Aug. 29, 2022 shares	Aug. 15, 2022 shares	Mar. 24, 2022 shares	May 13, 2021 shares	Sep. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 shares	Mar. 31, 2024 shares	Dec. 31, 2023 $ / shares shares	Sep. 30, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 $ / shares shares	Mar. 31, 2023 CAD ($) $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Percentage of Outstanding Stock Maximum						16.66%
Stock Issued During Period, Shares, New Issues									429	228,572	1,286	155,845				691,000
Stock Issued During Period, Value, Other | $																	$ 17,914
Debt Instrument, Convertible, Conversion Price | $ / shares																				$ 0.10
Common Stock, Par or Stated Value Per Share | $ / shares													$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Sale of Stock, Percentage of Ownership after Transaction	25.00%					16.66%
Unrealized Gain (Loss) on Investments | $													$ 970,505				$ 856,836	$ 713,593
Sale of Stock, Percentage of Ownership before Transaction						19.99%
Sale of Stock, Number of Shares Issued in Transaction										228,572
Share Price | $ / shares													$ 0.25				$ 0.25		$ 20.09
Plantify Foods Inc [Member]
Debt Instrument, Face Amount							$ 1,124,000													$ 1,500,000
Debt Instrument, Interest Rate, Stated Percentage							8.00%													8.00%
Debt Instrument, Convertible, Conversion Price | $ / shares																				$ 0.05
Sale of Stock, Percentage of Ownership after Transaction			23.00%	23.00%		16.66%
Sale of Stock, Percentage of Ownership before Transaction						19.99%	19.99%
Sale of Stock, Number of Shares Issued in Transaction			55,004,349	55,004,349
Share Price | $ / shares																				$ 0.10
Sale of Stock, Price Per Share | $ / shares				$ 0.01
Sale of Stock, Consideration Received on Transaction | $				$ 404,890
[custom:IncreaseInPercentageOfOwnership]			7.00%	7.00%
Investment Owned, Balance, Shares				85,008,698
Line of Credit Facility, Maximum Borrowing Capacity | $		$ 250,000
Line of Credit Facility, Interest Rate During Period		8.00%
Line of Credit Facility, Initiation Date		Apr. 02, 2024
Line of Credit Facility, Expiration Date		Apr. 01, 2025
Long-Term Line of Credit | $													$ 203,000				$ 203,000
Common Stock [Member]
Stock Issued During Period, Shares, New Issues					2,143			3,572					3,718,132	1,142,480	28,333				228,572
Common Stock [Member] | Plantify Foods Inc [Member]
Sale of Stock, Number of Shares Issued in Transaction						300,043.49
Common Stock [Member] | Plantify Foods Inc [Member]
Sale of Stock, Number of Shares Issued in Transaction						166,340
Plantify Foods [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Percentage of Outstanding Stock Maximum			23.00%	23.00%		19.99%	19.99%
Stock Issued During Period, Shares, New Issues						166,340
Stock Issued During Period, Value, Other | $						$ 826,705
Debt Instrument, Face Amount							$ 1,124,000													$ 1,500,000
Debt Instrument, Interest Rate, Stated Percentage							8.00%													8.00%
Debt Instrument, Maturity Date							Oct. 04, 2024
Debt Instrument, Convertible, Conversion Price | $ / shares																				$ 0.05
Stock Issued During Period, Shares, Acquisitions			85,008,698	85,008,698
[custom:DebtInstrumentInvestmentRate-0]																25.40%		25.40%
Plantify Foods [Member] | Common Stock [Member]
Stock Issued During Period, Shares, New Issues						300,043.49
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Additional Shares Authorized			55,004,349	55,004,349
Common Stock, Par or Stated Value Per Share | $ / shares				$ 0.01
Payments for Repurchase of Equity | $			$ 404,890
Sale of Stock, Percentage of Ownership after Transaction			7.00%	7.00%